Consolidated Statements of Earnings - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Product sales	$ 40,835	$ 49,530	$ 32,854
Less: royalties	(4,867)	(7,232)	(2,797)
Revenue	35,968	42,298	30,057
Expenses
Production	8,480	8,712	7,152
Transportation, blending and feedstock	9,302	9,973	6,604
Depletion, depreciation and amortization	6,413	7,353	5,724
Administration	452	415	366
Share-based compensation	491	804	514
Asset retirement obligation accretion	366	281	185
Interest and other financing expense	636	549	711
Risk management activities (gain) loss	(2)	(35)	36
Foreign exchange (gain) loss	(279)	738	(127)
Gain on acquisitions	0	0	(478)
Income from North West Redwater Partnership	0	0	(400)
Gain from investments	(56)	(196)	(141)
Total expenses	25,803	28,594	20,146
Earnings before taxes	10,165	13,704	9,911
Current income tax expense	1,879	2,906	1,848
Deferred income tax expense (recovery)	53	(139)	399
Net earnings	$ 8,233	$ 10,937	$ 7,664
Net earnings per common share
Net earnings per common share - basic (in CAD per share)	$ 7.54	$ 9.64	$ 6.49
Net earnings per common share - diluted (in CAD per share)	$ 7.47	$ 9.52	$ 6.46